INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - Finance results (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Finance income
Interest generated by assets			$ 2,158,848	$ 207,817
Other finance income			35,360
Finance income			2,194,208	207,817
Finance costs
Interest generated by liabilities with the parent			(1,341,181)	(22,125)
Interest generated by liabilities			(13,717,389)	(11,363,229)
Financial commissions			(757,751)	(1,058,499)
Other financial loss			(18,102)	(167,822)
Finance costs			(15,834,423)	(12,611,675)
Other finance results
Exchange differences generated by assets			21,922,850	25,492,428
Exchange differences generated by liabilities			(36,862,783)	(37,603,766)
Changes in fair value of financial assets or liabilities and other financial results			2,747,580	90,122
Net gain of inflation effect on monetary items			5,963,892	9,865,802
Other finance results			(6,228,461)	(2,155,414)
Total net finance results	$ (3,471,629)	$ (823,618)	$ (19,868,676)	$ (14,559,272)